Consolidated Condensed Balance Sheet - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 506,334	$ 921,049
Prepaid expenses	322,498	372,412
Prepaid expenses		372,265
Due from related party		147
Total current assets	828,832	1,293,461
Investments held in Trust Account	483,071,704	483,227,051
Total assets	483,900,536	484,520,512
Current liabilities:
Accounts payable	65,468	315
Accrued expenses	3,608,438	76,695
Accrued income tax	0	12,010
Franchise tax payable	47,709	122,242
Total current liabilities	3,721,615	211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000	16,905,000
Warrant liabilities	25,962,932	13,292,400
Total liabilities	46,589,547	30,408,662
Commitments and Contingencies
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 43,231,098 and 44,911,184 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	432,310,980	449,111,840
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020	0	0
Additional paid-in capital	26,609,471	9,808,779
Accumulated deficit	(21,611,177)	(4,810,316)
Total stockholders' equity	5,000,009	5,000,010
Total Liabilities and Stockholders' Equity	483,900,536	484,520,512
Class A Common Stock
Stockholders' Equity:
Common stock value	507	339
Class B Common Stock
Stockholders' Equity:
Common stock value	$ 1,208	$ 1,208